CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Schedule of Changes in Financial Assets using Unobservable Inputs (Level 3)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in financial assets using unobservable inputs (Level 3)
Less: Impairment Charges	$ (3,947)	$ (9,400)	$ (3,043)
Level 3 [Member]
Changes in financial assets using unobservable inputs (Level 3)
Investments in financial assets	53,971	31,000
Less: Share of loss from Associates	(3,570)
Less: Impairment Charges	(2,401)	(9,142)
Add: Unrealized gain	200
Investments in financial assets	48,200	53,971
Level 3 [Member] | Convertible Bond [Member]
Changes in financial assets using unobservable inputs (Level 3)
Investments in financial assets		32,113
Nonrecurring [Member] | Equity securities [Member] | Privately-held companies [Member]
Changes in financial assets using unobservable inputs (Level 3)
Investments in financial assets	$ 11,600	$ 20,600